Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Minimum Contractual Charter for 2019	$ 371,424
Minimum Contractual Charter for 2020	289,423
Minimum Contractual Charter for 2021	228,814
Minimum Contractual Charter for 2022	163,385
Minimum Contractual Charter for 2023	156,457
Minimum Contractual Charter for 2023 and thereafter	636,272
Total	$ 1,845,775